SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Schedule Of consolidated statements of operations for revenue
	2024	2023
Silver	$28,284	$16,642
Copper	27,437	20,361
Gold	16,962	13,137
Penalties, treatment costs and refining charges	(6,505)	(6,251)
Total revenue from mining operations	$66,178	$43,889

Schedule Of customers accounted for total revenues
	2024	2023
Customer #1	$58,754	$35,053
Customer #2	6,218	8,675
Other customers	1,206	161
Total revenue from mining operations	$66,178	$43,889

Schedule Of Geographical information relating non-current assets
	December 31, 2024	December 31, 2023
Exploration and evaluation assets - Mexico	$52,890	$50,110
Exploration and evaluation assets - Canada	-	1
Total exploration and evaluation assets	$52,890	$50,111
	December 31, 2024	December 31, 2023
Plant, equipment, and mining properties - Mexico	$53,400	$52,891
Plant, equipment, and mining properties - Canada	401	178
Total plant, equipment, and mining properties	$53,801	$53,069